CONVERTIBLE DEBENTURES (Details) (USD $)	1 Months Ended
	Jan. 19, 2013	Feb. 08, 2013
CONVERTIBLE DEBENTURES [Abstract]
Convertible debt, face amount	$ 50,000	$ 25,000
Convertible debt, term	180 days	90 days
Debt conversion, price per share	$ 1.00	$ 1.00
Interest accrual rate per annum	8.00%	8.00%